Note 10 - Notes Payable, Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Notes Payable, Related Parties (Details) [Line Items]
Related Party Transaction, Rate	6.00%
Note Payable To HealthTronics [Member]
Note 10 - Notes Payable, Related Parties (Details) [Line Items]
Related Party Transaction, Rate	6.00%
Interest Payable, Current	$ 163,729	$ 81,864
Interest Payable, Related Parties, Noncurrent	1,372,743	1,372,743
Interest Expense, Related Party	$ 324,768	$ 324,768